787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

July 31, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock ETF Trust II
iShares Large Cap Moderate Buffer ETF
iShares Large Cap Deep Buffer ETF
Post-Effective Amendment No. 67 under the Securities Act of 1933 and Amendment No. 69 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-236575 and File No. 811-23511)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust II (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 67 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to iShares Large Cap Moderate Buffer ETF and iShares Large Cap Deep Buffer ETF, each a series of the Registrant (each, a “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to each Fund’s investment objective, investment process and investment strategies. In addition, we note that iShares Large Cap Moderate Buffer ETF will be renamed iShares Large Cap Moderate Quarterly Laddered ETF and iShares Large Cap Deep Buffer ETF will be renamed iShares Large Cap Deep Quarterly Laddered ETF.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-3151.

Very truly yours,

/s/ Sofi Kim

Sofi Kim

cc:	Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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